FT Vest U.S. Equity Quarterly Dynamic Buffer ETF Investment Objectives and Goals - FT Vest U.S. Equity Quarterly Dynamic Buffer ETF	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (FHDG)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF (the "Underlying ETF") up to a predetermined upside cap while seeking to provide a dynamic buffer of either 5.0% or 7.5% (before fees and expenses) against Underlying ETF losses over an approximate period of three months (the "Target Outcome Period").